ACCRUED EXPENSES AND OTHER PAYABLES (Details)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY
ACCRUED EXPENSES AND OTHER PAYABLES
Business tax, value-added tax and other taxes payable		8,556,910	6,276,692
Accrued payroll and welfare		19,379,016	15,684,309
Accrued test monitoring fees		14,183,667	14,946,724
Accrued certificates costs		2,702,086	2,593,694
Royalty fees payable		2,622,744	9,721,066
Income taxes payable		7,488,629	8,802,858
Other current liabilities		13,833,091	14,165,917
Total accrued expenses and other payables	$ 11,062,052	68,766,143	72,191,260